ACQUISITION COSTS (Tables)	3 Months Ended
Mar. 31, 2014
Pro forma

The following table sets forth the unaudited pro forma results of operations assuming that the acquisitions occurred on January 1, 2013:

	Unaudited Pro Forma Information Three Months Ended
	March 31, 2014	March 31, 2013
Revenue	5,829,094	18,796,309
Income (loss) from operations	(59,702,513)	(368,966)